Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	$ 9,341	$ 9,314
Accumulated depreciation	(7,878)	(7,024)
Property and Equipment, net	1,463	2,290
Laboratory Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	2,141	2,135
Production equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	1,893	1,885
Greenhouse equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	772	772
Computer and Electronic Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	354	351
Office Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	280	280
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	3,660	3,650
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment gross	$ 241	$ 241